Guaranteed Loan Financing (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Borrowings under Guaranteed Investment Agreements	$ 415,417	$ 499,187
Guaranteed loan financing
Borrowings under Guaranteed Investment Agreements	$ 415,417	$ 499,187
Guaranteed loan financing | Weighted Average
Interest Rates	2.80%	2.54%
Guaranteed loan financing | Minimum
Interest Rates	1.28%	1.03%
Guaranteed loan financing | Maximum
Interest Rates	6.99%	6.99%